Derivatives Assets And Liabilities Subject To Enforceable Master Netting Arrangement (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives assets		$ 32,993	$ 15,064
Net amounts presented in the balance sheet, derivatives assets		32,993	15,064
Gross amounts recognized, derivatives liabilities		(15,416)	(7,956)
Net amounts presented in the balance sheet, derivatives liabilities		(15,416)	(7,956)
Derivative Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives assets		32,993	15,064
Gross amounts offset in the balance sheet, derivatives assets		0	0
Net amounts presented in the balance sheet, derivatives assets		32,993	15,064
Gross amounts not offset in the balance sheet, financial instruments, derivative assets	[1]	(15,416)	(7,907)
Gross amounts not offset in the balance sheet, collateral pledged/received		(10,674)	(4,121)
Net amount, derivatives assets		6,903	3,036
Derivative Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives liabilities		(15,416)	(7,910)
Gross amounts offset in the balance sheet, derivatives liabilities		0	0
Net amounts presented in the balance sheet, derivatives liabilities		(15,416)	(7,910)
Gross amounts not offset in the balance sheet, financial instruments, derivative liabilities	[1]	15,416	7,907
Gross amounts not offset in the balance sheet, collateral pledged/received		0	0
Net amount, derivatives liabilities			(3)
Net Derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, net derivatives		17,577	7,154
Net amounts presented in the balance sheet, net derivatives		17,577	7,154
Gross amounts not offset in the balance sheet, collateral pledged/received		(10,674)	(4,121)
Net amount		$ 6,903	$ 3,033

[1]	Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.